Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (1.9%)
Cable One, Inc.	2,936	5,368
Cinemark Holdings, Inc. *	58,576	1,195
Iridium Communications, Inc. *	63,876	2,635
John Wiley & Sons, Inc. - Class A	23,537	1,276
The New York Times Co. - Class A	78,377	3,967
TEGNA, Inc.	118,738	2,236
Telephone and Data Systems, Inc.	53,836	1,236
TripAdvisor, Inc. *	52,111	2,803
World Wrestling Entertainment, Inc.- Class A	25,264	1,371
Yelp, Inc. *	38,075	1,485

Total		23,572

Consumer Discretionary (14.5%)
Adient PLC *	50,834	2,247
Adtalem Global Education, Inc. *	27,197	1,075
American Eagle Outfitters, Inc.	80,848	2,364
AutoNation, Inc. *	29,782	2,776
Boyd Gaming Corp. *	43,536	2,567
Brunswick Corp.	42,041	4,009
Capri Holdings, Ltd. *	81,647	4,164
Carter’s, Inc. *	23,813	2,118
Choice Hotels International, Inc.	15,609	1,675
Churchill Downs, Inc.	18,719	4,257
Columbia Sportswear Co.	16,507	1,744
Cracker Barrel Old Country Store, Inc.	12,825	2,217
Dana Holding Corp.	78,203	1,903
Deckers Outdoor Corp. *	15,227	5,031
Dick’s Sporting Goods, Inc.	35,532	2,706
Five Below, Inc. *	30,202	5,762
Foot Locker, Inc.	56,332	3,169
Fox Factory Holding Corp. *	22,596	2,871
Gentex Corp.	131,716	4,698
The Goodyear Tire & Rubber Co. *	126,112	2,216
Graham Holdings Co. - Class B	2,183	1,228
Grand Canyon Education, Inc. *	25,338	2,714

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
GrubHub, Inc. *	50,410	3,024
H&R Block, Inc.	99,148	2,161
Harley-Davidson, Inc.	82,874	3,323
Helen of Troy, Ltd. *	13,187	2,778
Jack in the Box, Inc.	12,340	1,355
KB Home	48,093	2,238
Kohl’s Corp.	85,219	5,080
Lear Corp.	29,571	5,360
Lithia Motors, Inc. - Class A	14,396	5,616
Marriott Vacations Worldwide Corp. *	22,269	3,879
Mattel, Inc. *	188,204	3,749
Murphy USA, Inc.	13,699	1,980
Nordstrom, Inc. *	58,857	2,229
Ollie’s Bargain Outlet Holdings, Inc. *	30,765	2,676
Papa John’s International, Inc.	17,800	1,578
Polaris Industries, Inc.	31,488	4,204
Restoration Hardware, Inc. *	8,822	5,263
Scientific Games Corp. - Class A *	30,422	1,172
Service Corp. International	91,584	4,675
Six Flags Entertainment Corp. *	40,975	1,904
Skechers USA, Inc. - Class A *	73,909	3,083
Strategic Education, Inc.	13,195	1,213
Taylor Morrison Home Corp. *	69,643	2,146
Tempur Sealy International, Inc.	103,228	3,774
Texas Roadhouse, Inc. *	35,375	3,394
Thor Industries, Inc.	29,928	4,032
Toll Brothers, Inc.	60,568	3,436
TopBuild Corp. *	17,849	3,738
Travel + Leisure Co.	46,450	2,841
TRI Pointe Homes, Inc. *	64,429	1,312
Urban Outfitters, Inc. *	37,001	1,376
Visteon Corp. *	15,090	1,840
Weight Watchers International, Inc. *	25,833	808
The Wendy’s Co.	96,798	1,961
Williams-Sonoma, Inc.	41,400	7,419
Wingstop, Inc.	16,048	2,041
Wyndham Hotels & Resorts, Inc.	50,363	3,514

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
YETI Holdings, Inc. *	40,526	2,926

Total		178,609

Consumer Staples (3.6%)
BJ’s Wholesale Club Holdings, Inc. *	74,208	3,329
The Boston Beer Co., Inc. - Class A *	4,976	6,003
Casey’s General Stores, Inc.	19,972	4,318
Coty, Inc. - Class A *	153,366	1,382
Darling Ingredients, Inc. *	87,895	6,467
Energizer Holdings, Inc.	31,416	1,491
Flowers Foods, Inc.	106,442	2,533
Grocery Outlet Holding Corp. *	46,855	1,729
The Hain Celestial Group, Inc. *	44,288	1,931
Ingredion, Inc.	36,280	3,262
Lancaster Colony Corp.	10,575	1,855
Nu Skin Enterprises, Inc.	27,485	1,454
Pilgrim’s Pride Corp. *	26,331	626
Post Holdings, Inc. *	32,363	3,421
Sanderson Farms, Inc.	10,744	1,674
Sprouts Farmers Market, Inc. *	63,763	1,697
Tootsie Roll Industries, Inc.	9,520	315
TreeHouse Foods, Inc. *	30,215	1,578

Total		45,065

Energy (1.3%)
Antero Midstream Corp.	154,675	1,397
ChampionX Corp. *	100,776	2,190
Cimarex Energy Co.	55,573	3,300
CNX Resources Corp. *	118,765	1,746
EQT Corp. *	150,736	2,801
Equitrans Midstream Corp.	220,489	1,799
Murphy Oil Corp.	78,049	1,281
World Fuel Services Corp.	34,123	1,201

Total		15,715

Index 400 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Financials (15.6%)
Affiliated Managers Group, Inc.	23,039	3,434
Alleghany Corp. *	7,564	4,737
American Financial Group, Inc.	37,829	4,316
Associated Banc-Corp.	82,622	1,763
BancorpSouth Bank	52,257	1,697
Bank of Hawaii Corp.	21,697	1,942
Bank OZK	65,344	2,669
Brighthouse Financial, Inc. *	47,266	2,092
Brown & Brown, Inc.	126,563	5,785
Cathay General Bancorp	40,405	1,648
CIT Group, Inc.	53,357	2,748
CNO Financial Group, Inc.	72,981	1,773
Commerce Bancshares, Inc.	56,959	4,364
Cullen / Frost Bankers, Inc.	30,388	3,305
East West Bancorp, Inc.	76,523	5,647
Essent Group, Ltd.	60,996	2,897
Evercore, Inc. - Class A	22,715	2,992
F.N.B. Corp.	173,792	2,207
FactSet Research Systems, Inc.	20,530	6,335
Federated Investors, Inc. - Class B	50,867	1,592
First American Financial Corp.	59,379	3,364
First Financial Bankshares, Inc.	76,891	3,593
First Horizon National Corp.	300,254	5,077
FirstCash, Inc.	22,184	1,457
Fulton Financial Corp.	87,770	1,495
Genworth Financial, Inc. - Class A *	273,528	908
Glacier Bancorp, Inc.	51,583	2,944
Hancock Holding Co.	46,894	1,970
Hanover Insurance Group, Inc.	19,701	2,550
Home BancShares, Inc.	82,127	2,222
Interactive Brokers Group, Inc. - Class A	43,673	3,190
International Bancshares Corp.	30,112	1,398
Janus Henderson Group PLC	92,232	2,873
Jefferies Financial Group, Inc.	109,455	3,295
Kemper Corp.	33,259	2,651
Kinsale Capital Group, Inc.	11,572	1,907
LendingTree, Inc. *	5,890	1,255
Mercury General Corp.	14,365	874

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
MGIC Investment Corp.	183,015	2,535
Navient Corp.	99,487	1,424
New York Community Bancorp, Inc.	251,737	3,177
Old Republic International Corp.	152,916	3,340
PacWest Bancorp	63,141	2,409
Pinnacle Financial Partners, Inc.	41,077	3,642
Primerica, Inc.	21,267	3,144
PROG Holdings, Inc.	36,611	1,585
Prosperity Bancshares, Inc.	50,234	3,762
Reinsurance Group of America, Inc.	36,743	4,631
RenaissanceRe Holdings, Ltd.	27,414	4,393
RLI Corp.	21,477	2,396
SEI Investments Co.	64,390	3,923
Selective Insurance Group, Inc.	32,370	2,348
Signature Bank	30,849	6,975
SLM Corp.	181,164	3,256
Sterling Bancorp	104,572	2,407
Stifel Financial Corp.	56,743	3,635
Synovus Financial Corp.	80,349	3,676
TCF Financial Corp.	82,489	3,832
Texas Capital Bancshares, Inc. *	27,284	1,935
Trustmark Corp.	34,280	1,154
UMB Financial Corp.	23,439	2,164
Umpqua Holdings Corp.	119,149	2,091
United Bankshares, Inc.	69,717	2,690
Valley National Bancorp	219,245	3,012
Washington Federal, Inc.	40,102	1,235
Webster Financial Corp.	48,806	2,690
Wintrust Financial Corp.	30,752	2,331

Total		192,758

Health Care (11.0%)
Acadia Healthcare Co., Inc. *	48,131	2,750
Amedisys, Inc. *	17,757	4,702
Arrowhead Pharmaceuticals, Inc. *	56,105	3,720
Avanos Medical, Inc. *	25,929	1,134
Bio-Techne Corp.	20,973	8,010
Cantel Medical Corp. *	20,334	1,623
Charles River Laboratories International, Inc. *	26,902	7,797

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Chemed Corp.	8,667	3,985
Emergent Biosolutions, Inc. *	24,490	2,275
Encompass Health Corp.	53,658	4,395
Exelixis, Inc. *	168,647	3,810
Globus Medical, Inc. - Class A *	41,776	2,576
Haemonetics Corp. *	27,472	3,050
Halozyme Therapeutics, Inc. *	68,737	2,866
HealthEquity, Inc. *	44,822	3,048
Hill-Rom Holdings, Inc.	35,872	3,963
ICU Medical, Inc. *	10,627	2,183
Integra LifeSciences Holdings Corp. *	38,309	2,647
Jazz Pharmaceuticals PLC *	30,447	5,005
LHC Group, Inc. *	17,078	3,266
Ligand Pharmaceuticals, Inc. - Class B *	8,980	1,369
LivaNova PLC *	26,305	1,939
Masimo Corp. *	27,485	6,312
Medpace Holdings, Inc. *	14,873	2,440
Molina Healthcare, Inc. *	31,352	7,329
Nektar Therapeutics *	98,480	1,970
Neogen Corp. *	28,781	2,558
Neurocrine Biosciences, Inc. *	50,873	4,947
NuVasive, Inc. *	27,773	1,821
Patterson Cos., Inc.	47,014	1,502
Penumbra, Inc. *	18,323	4,958
PRA Health Sciences, Inc. *	34,889	5,350
Quidel Corp. *	20,817	2,663
Repligen Corp. *	27,534	5,353
STAAR Surgical Co. *	25,171	2,653
Syneos Health, Inc. *	44,680	3,389
Tenet Healthcare Corp. *	57,404	2,985
United Therapeutics
Corp. *	24,078	4,028

Total		136,371

Industrials (17.4%)
Acuity Brands, Inc.	19,475	3,213
AECOM *	79,847	5,119
AGCO Corp.	33,342	4,790
ASGN, Inc. *	28,649	2,734
Avis Budget Group, Inc. *	27,937	2,027
Axon Enterprise, Inc. *	34,479	4,910
The Brink’s Co.	26,764	2,121
Builders FirstSource, Inc. *	111,587	5,174
Carlisle Cos., Inc.	28,807	4,741

Index 400 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Clean Harbors, Inc. *	27,251	2,291
Colfax Corp. *	62,334	2,731
CoreLogic, Inc.	39,543	3,134
Crane Co.	26,726	2,510
Curtiss-Wright Corp.	22,129	2,625
Donaldson Co., Inc.	68,179	3,965
Dycom Industries, Inc. *	16,550	1,537
EMCOR Group, Inc.	29,621	3,322
EnerSys	23,075	2,095
Flowserve Corp.	70,422	2,733
Fluor Corp. *	67,719	1,564
FTI Consulting, Inc. *	18,509	2,593
GATX Corp.	18,975	1,760
Graco, Inc.	91,230	6,534
Healthcare Services Group, Inc.	40,391	1,132
Herman Miller, Inc.	31,882	1,312
Hexcel Corp. *	45,190	2,531
Hubbell, Inc.	29,351	5,485
IAA Spinco, Inc. *	72,733	4,010
Insperity, Inc.	19,211	1,609
ITT, Inc.	46,759	4,251
JetBlue Airways Corp. *	170,830	3,475
KAR Auction Services, Inc. *	70,113	1,052
Kennametal, Inc.	45,157	1,805
Kirby Corp. *	32,480	1,958
Knight-Swift Transportation Holdings, Inc.	66,261	3,186
Landstar System, Inc.	20,751	3,425
Lennox International, Inc.	18,562	5,784
Lincoln Electric Holdings, Inc.	32,251	3,965
ManpowerGroup, Inc.	29,728	2,940
MasTec, Inc. *	30,487	2,857
Mercury Systems, Inc. *	30,348	2,144
The Middleby Corp. *	30,075	4,985
MSA Safety, Inc.	19,651	2,948
MSC Industrial Direct Co., Inc. - Class A	25,254	2,278
Nordson Corp.	29,213	5,804
nVent Electric PLC	90,912	2,537
Oshkosh Corp.	36,965	4,386
Owens Corning, Inc.	56,718	5,223
Regal Beloit Corp.	21,957	3,133
Ryder System, Inc.	29,027	2,196
Simpson Manufacturing Co., Inc.	23,426	2,430
Stericycle, Inc. *	49,520	3,343
Sunrun, Inc. *	86,511	5,232
Terex Corp.	37,517	1,728
Tetra Tech, Inc.	29,314	3,978
The Timken Co.	36,833	2,990
The Toro Co.	58,176	6,000
Trex Co., Inc. *	62,597	5,730

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Trinity Industries, Inc.	44,302	1,262
Univar Solutions, Inc. *	91,565	1,972
Valmont Industries, Inc.	11,468	2,726
Watsco, Inc.	17,768	4,633
Werner Enterprises, Inc.	30,884	1,457
Woodward, Inc.	31,693	3,823
XPO Logistics, Inc. *	55,247	6,812

Total		214,750

Information Technology (14.6%)
ACI Worldwide, Inc. *	63,322	2,409
Alliance Data Systems Corp.	26,863	3,011
Amkor Technology, Inc.	57,877	1,372
Arrow Electronics, Inc. *	40,326	4,469
Avnet, Inc.	53,762	2,232
Belden, Inc.	24,141	1,071
Blackbaud, Inc. *	26,160	1,859
Brooks Automation, Inc.	40,120	3,276
CACI International, Inc. - Class A *	13,639	3,364
CDK Global, Inc.	65,816	3,558
Ceridian HCM Holding, Inc. *	70,784	5,965
Ciena Corp. *	83,872	4,589
Cirrus Logic, Inc. *	31,377	2,660
Cognex Corp.	95,153	7,897
Coherent, Inc. *	13,216	3,342
CommVault Systems, Inc. *	25,407	1,639
Concentrix Corp. *	22,477	3,365
Cree, Inc. *	62,293	6,736
Fair Isaac Corp. *	15,804	7,682
First Solar, Inc. *	45,830	4,001
II-VI, Inc. *	56,630	3,872
InterDigital, Inc.	16,667	1,057
j2 Global, Inc. *	22,952	2,751
Jabil Circuit, Inc.	73,203	3,818
KBR, Inc.	76,133	2,923
Littelfuse, Inc.	13,264	3,508
LiveRamp Holdings, Inc. *	36,174	1,877
Lumentum Holdings, Inc. *	40,920	3,738
Manhattan Associates, Inc. *	34,488	4,048
MAXIMUS, Inc.	33,219	2,958
MKS Instruments, Inc.	29,850	5,535
National Instruments Corp.	71,141	3,072
NCR Corp. *	70,327	2,669
NetScout Systems, Inc. *	39,700	1,118
Paylocity Holding Corp. *	20,280	3,647
Perspecta, Inc.	74,007	2,150

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
PTC, Inc. *	56,828	7,822
Qualys, Inc. *	18,227	1,910
Sabre Corp. *	171,533	2,540
SailPoint Technologies Holdings, Inc. *	49,423	2,503
Science Applications International Corp.	31,473	2,631
Semtech Corp. *	35,138	2,424
Silicon Laboratories, Inc. *	23,744	3,350
SolarEdge Technologies, Inc. *	27,883	8,015
Synaptics, Inc. *	18,881	2,557
SYNNEX Corp.	22,313	2,562
Teradata Corp. *	58,921	2,271
Universal Display Corp.	23,173	5,487
ViaSat, Inc. *	35,180	1,691
Vishay Intertechnology, Inc.	71,871	1,731
Vontier Corp. *	91,108	2,758
WEX, Inc. *	23,888	4,998
Xerox Holdings Corp.	90,203	2,189

Total		180,677

Materials (6.6%)
AptarGroup, Inc.	35,224	4,990
Ashland Global Holdings, Inc.	29,514	2,620
Avient Corp.	49,348	2,333
Cabot Corp.	30,702	1,610
The Chemours Co.	89,284	2,492
Cleveland-Cliffs, Inc.	248,101	4,989
CMC Materials, Inc.	15,766	2,787
Commercial Metals Co.	64,905	2,002
Compass Minerals International, Inc.	18,366	1,152
Domtar Corp.	29,769	1,100
Eagle Materials, Inc.	22,670	3,047
Grief, Inc. - Class A	14,339	817
Ingevity Corp. *	21,910	1,655
Louisiana-Pacific Corp.	57,572	3,193
Minerals Technologies, Inc.	18,298	1,378
NewMarket Corp.	3,955	1,503
Olin Corp.	77,184	2,931
Reliance Steel & Aluminum Co.	34,381	5,236
Royal Gold, Inc.	35,464	3,817
RPM International, Inc.	70,327	6,459
The Scotts Miracle-Gro Co. - Class A	21,981	5,385
Sensient Technologies Corp.	22,931	1,789
Silgan Holdings, Inc.	42,240	1,775
Sonoco Products Co.	54,310	3,438
Steel Dynamics, Inc.	108,356	5,500
United States Steel Corp.	141,880	3,713
Valvoline, Inc.	98,220	2,561

Index 400 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Materials continued
Worthington Industries, Inc.	18,624	1,249

Total		81,521

Real Estate (9.0%)
American Campus Communities, Inc.	74,402	3,212
Apartment Income REIT Corp.	80,470	3,441
Brixmor Property Group, Inc.	160,417	3,245
Camden Property Trust	52,738	5,796
CoreSite Realty Corp.	23,119	2,771
Corporate Office Properties Trust	60,800	1,601
Cousins Properties, Inc.	80,306	2,839
CyrusOne, Inc.	65,116	4,410
Douglas Emmett, Inc.	89,157	2,800
EastGroup Properties, Inc.	21,439	3,072
EPR Properties	40,416	1,883
First Industrial Realty Trust, Inc.	69,800	3,196
Healthcare Realty Trust, Inc.	75,543	2,290
Highwoods Properties, Inc.	56,175	2,412
Hudson Pacific Properties, Inc.	81,601	2,214
JBG SMITH Properties	59,756	1,900
Jones Lang LaSalle, Inc. *	27,628	4,946
Kilroy Realty Corp.	57,242	3,757
Lamar Advertising Co. - Class A	46,753	4,391
Life Storage, Inc.	40,792	3,506
The Macerich Co.	62,998	737
Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Medical Properties Trust, Inc.	313,521	6,672

National Retail Properties, Inc.	94,744	4,175
OMEGA Healthcare Investors, Inc.	125,287	4,589
Park Hotels & Resorts, Inc. *	127,774	2,757
Pebblebrook Hotel Trust	70,984	1,724
Physicians Realty Trust	113,836	2,011
Potlatch Corp.	36,174	1,914
PS Business Parks, Inc.	10,848	1,677
Rayonier, Inc.	74,503	2,403
Rexford Industrial Realty, Inc.	71,045	3,581
Sabra Health Care REIT, Inc.	113,904	1,977
Service Properties Trust	89,098	1,057
SL Green Realty Corp.	37,488	2,624
Spirit Realty Capital, Inc.	62,088	2,639
Store Capital Corp.	129,664	4,344
Urban Edge Properties	59,463	982
Weingarten Realty Investors	64,912	1,747

Total		111,292

Utilities (3.4%)
ALLETE, Inc.	28,097	1,888
Black Hills Corp.	33,944	2,266
Essential Utilities, Inc.	120,710	5,402
Hawaiian Electric
Industries, Inc.	59,018	2,622
IDACORP, Inc.	27,281	2,727
MDU Resources
Group, Inc.	108,392	3,426
National Fuel Gas Co.	49,279	2,464

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Utilities continued
New Jersey Resources Corp.	52,029	2,074
NorthWestern Corp.	27,412	1,787
OGE Energy Corp.	108,123	3,499
ONE Gas, Inc.	28,782	2,214

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Utilities continued
PNM Resources, Inc.	46,398	2,276
Southwest Gas Holdings, Inc.	30,934	2,126
Spire, Inc.	27,929	2,064
UGI Corp.	112,734	4,623

Total		41,458

Total Common Stocks (Cost: $798,197)		1,221,788

Short-Term Investments (1.0%)

Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	11,505,564	11,506

Total		11,506

US Government & Agencies (0.1%)
US Treasury 0.010%, 7/15/21 b	915,000	914

Total		914

Total Short-Term Investments (Cost: $12,420)		12,420

Total Investments (99.9%) (Cost: $810,617)@		1,234,208

Other Assets, Less Liabilities (0.1%)		1,020

Net Assets (100.0%)		1,235,228

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

S&P 400 Mini Index Futures	Long	USD	5	51	6/21	$13,287	$(191)	$7

							$(191)	$7

Index 400 Stock Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$7	$7	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
b

Cash or securities with an aggregate value of $914 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2021.

@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $810,617 and the net unrealized appreciation of investments based on that cost was $423,400 which is comprised of $451,993 aggregate gross unrealized appreciation and $28,593 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$1,221,788	$—	$—
Short-Term Investments
Money Market Funds	11,506	—	—
All Others	—	914	—

Total Assets:	$1,233,294	$914	$—

Liabilities:
Other Financial Instruments^
Futures	(191)	—	—

Total Liabilities:	$(191)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand